Summary Prospectus and
Prospectus Supplement

December 13, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 13, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Global Counterpoint Portfolio

Effective January 2, 2020, all references to "Global Counterpoint Portfolio" in the Summary Prospectus and Prospectus are hereby deleted and replaced with "Counterpoint Global Portfolio."

Please retain this supplement for future reference.

  IFIGCPSUMPROSPT 12/19

Statement of Additional Information Supplement

December 13, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 13, 2019 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Global Counterpoint Portfolio

Effective January 2, 2020, all references to "Global Counterpoint Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Counterpoint Global Portfolio."

Please retain this supplement for future reference.